NOTES PAYABLE - Outstanding notes payable (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 43,025
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	821
2022	979
2023	1,167
2024	1,392
Notes payable
Debt Instrument [Line Items]
Outstanding principal	43,025	$ 38,866
Unamortized discount	(425)	(571)
Carrying value of debt		38,295
Long-term Debt, Fiscal Year Maturity [Abstract]
2021		33,712
2022		821
2023		979
2024		1,167
2025		1,392
Thereafter		795
Total	$ 42,600	$ 38,866